Goodwill and Intangible Assets 1 (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Goodwill And Intangible Assets Disclosure [Abstract]
Amortization expense	$ 18,488	$ 26,163	$ 31,232